Related Party Transactions (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended			1 Months Ended	11 Months Ended	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Feb. 28, 2013 Management [Member] Loans Receivable [Member]	Dec. 31, 2013 Management [Member] Loans Receivable [Member]	Dec. 31, 2007 Management [Member] Loans Receivable [Member]	Dec. 31, 2012 Management [Member] Loans Receivable [Member]
Related Party Transaction [Line Items]
Related party notes receivable	$ 0	$ 270		$ 54	$ 0	$ 200	$ 270
Interest rate, percentage					2.50%	6.00%
Options Exercised (in shares)	81,155			22,222
Common stock outstanding, pledged as collateral				22,222
Interest income, related party	$ 8	$ 12	$ 12